Financial and capital risk management - Sensitivity Analysis - Exposure to Interest Rates (Details) - Interest rate risk R$ in Thousands	12 Months Ended
Jun. 30, 2024 BRL (R$)
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	R$ 204,788
Expense on profit or loss, Scenario 2	243,459
Expense on profit or loss, Scenario 3	R$ 282,128
CDI rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	(10.65%)
Expense on profit or loss, Scenario 1	R$ 131,304
Expense on profit or loss, Scenario 2	156,103
Expense on profit or loss, Scenario 3	R$ 180,901
CDI rate | Agribusiness Receivables Certificates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	(10.65%)
Expense on profit or loss, Scenario 1	R$ 57,610
Expense on profit or loss, Scenario 2	68,409
Expense on profit or loss, Scenario 3	R$ 79,207
IBR Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	(10.75%)
Expense on profit or loss, Scenario 1	R$ 15,874
Expense on profit or loss, Scenario 2	18,947
Expense on profit or loss, Scenario 3	R$ 22,020